Financial Risk Management - Summary of Total Financial Liabilities at Nominal Repayment Amount (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Current financial liabilities	€ 12,388	€ 12,339
Variable rate [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	€ 38	€ 83